        John H. Lively

                                                                                              The Law Offices of John H. Lively & Associates, Inc.

                                                                                              A member firm of The 1940 Act Law Group

                                                                                              11300 Tomahawk Creek Parkway, Suite 310

        Leawood, KS  66211

        Phone: 913.660.0778   Fax: 913.660.9157

        john.lively@1940actlawgroup.com

July 2, 2013

Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 2054 RE: Cottonwood Mutual Funds (the “Trust”) (File Nos. 333-176541 and 811-22602)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the forms of Prospectus and Statement of Additional Information relating to the HAGIN Keystone Market Neutral Fund, a portfolio series of the Trust, that would have been filed under Rule 497(c) would not have differed from that contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on June 28, 2013 (Accession No. 0001162044-13-000711).

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Regards,

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.